TAXES (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of June 30,
	2025	2024
Individual income taxes payable	23,273	19,466
Income tax payable	28,326	-
Total taxes payable	$51,599	$19,466

SCHEDULE OF INCOME TAX PROVISION (BENEFIT)
	For the Years Ended June 30,
	2025	2024	2023
Current income tax (expenses) benefit	$(165,590)	$(130,307)	$78,743
Total	$(165,590)	$(130,307)	$78,743

SCHEDULE OF NET DEFERRED TAX ASSETS

	As of June 30,
	2025	2024
Deferred tax assets:
Provision for credit losses	$20,267	$-
Net operating loss carried forward	10,336,667	13,315,441
Deferred tax asset for net operating loss carried forward	1,750,527	2,353,678
Total deferred tax assets	1,753,872	2,353,678
Less: valuation allowance	(1,753,872)	(2,353,678)
Deferred tax assets, net of valuation allowance	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES

	For the Years Ended June 30,
	2025	2024	2023
Income before income tax expenses	$3,985,403	$8,721,068	$4,015,418
Computed income tax expenses with statutory tax rate	997,115	2,180,267	1,003,855
Differential income tax rates applicable to certain entities	(341,814)	(1,080,231)	(585,468)
Additional deduction for research and development expenses	(188,840)	(509,024)	540,141
Tax-exempted income	(534,074)	(1,011,906)	(1,015,909)
Tax effect of permanent difference	(2,335)	45,625	3,091
Effect of temporary differences	-	90,895	-
Changes in valuation allowance	235,538	414,681	(235,240)
Others	-	-	210,787
Current income tax expenses (benefits)	$165,590	$130,307	$(78,743)

SCHEDULE OF OPERATING LOSS CARRYFORWARDS

As of June 30, 2025, net operating loss carryforwards were expected to expire, if unused, in the following amounts:

2026	$1,343,902
2027	792,650
2028	5,567,539
2029	1,954,043
2030	678,533
Total	$10,336,667